United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.81	$10.99	$11.73	$11.12	$10.86	$12.63
Income From Investment Operations:
Net investment income	0.11[1]	0.25[1]	0.25[1]	0.22[1]	0.21[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.39)	2.06	(0.38)	0.55	0.51	(1.30)
TOTAL FROM INVESTMENT OPERATIONS	(1.28)	2.31	(0.13)	0.77	0.72	(1.06)
Less Distributions:
Distributions from net investment income	(0.68)	(0.49)	(0.61)	(0.16)	(0.46)	(0.71)
Net Asset Value, End of Period	$10.85	$12.81	$10.99	$11.73	$11.12	$10.86
Total Return[2]	(10.31)%	21.70%	(1.08)%	7.09%	6.85%	(8.88)%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.98%	0.89%	0.90%	0.90%	0.81%
Net investment income	1.88%[3]	2.15%	2.16%	2.04%	1.93%	2.05%
Expense waiver/reimbursement[4]	0.87%[3]	0.92%	0.86%	0.85%	0.75%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,252	$76,602	$73,468	$73,721	$119,489	$118,261
Portfolio turnover	20%	64%	72%	63%	95%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.47	$10.70	$11.43	$10.84	$10.58	$12.32
Income From Investment Operations:
Net investment income	0.06[1]	0.16[1]	0.16[1]	0.14[1]	0.13[1]	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.36)	2.02	(0.37)	0.53	0.49	(1.26)
TOTAL FROM INVESTMENT OPERATIONS	(1.30)	2.18	(0.21)	0.67	0.62	(1.12)
Less Distributions:
Distributions from net investment income	(0.58)	(0.41)	(0.52)	(0.08)	(0.36)	(0.62)
Net Asset Value, End of Period	$10.59	$12.47	$10.70	$11.43	$10.84	$10.58
Total Return[2]	(10.69)%	20.94%	(1.83)%	6.26%	6.02%	(9.60)%
Ratios to Average Net Assets:
Net expenses	1.71%[3]	1.69%	1.62%	1.62%	1.62%	1.62%
Net investment income	1.16%[3]	1.42%	1.44%	1.29%	1.21%	1.24%
Expense waiver/reimbursement[4]	0.66%[3]	0.72%	0.65%	0.66%	0.58%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,121	$8,897	$13,456	$8,456	$11,529	$14,326
Portfolio turnover	20%	64%	72%	63%	95%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.42	$10.65	$11.38	$10.79	$10.54	$12.29
Income From Investment Operations:
Net investment income	0.06[1]	0.16[1]	0.16[1]	0.14[1]	0.13[1]	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.35)	2.01	(0.37)	0.53	0.49	(1.26)
TOTAL FROM INVESTMENT OPERATIONS	(1.29)	2.17	(0.21)	0.67	0.62	(1.12)
Less Distributions:
Distributions from net investment income	(0.59)	(0.40)	(0.52)	(0.08)	(0.37)	(0.63)
Net Asset Value, End of Period	$10.54	$12.42	$10.65	$11.38	$10.79	$10.54
Total Return[2]	(10.67)%	20.93%	(1.80)%	6.29%	5.97%	(9.60)%
Ratios to Average Net Assets:
Net expenses	1.71%[3]	1.70%	1.62%	1.62%	1.62%	1.62%
Net investment income	1.16%[3]	1.43%	1.42%	1.30%	1.21%	1.24%
Expense waiver/reimbursement[4]	0.66%[3]	0.72%	0.66%	0.65%	0.58%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,114	$19,270	$19,855	$24,806	$31,149	$36,432
Portfolio turnover	20%	64%	72%	63%	95%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$896.90	$4.68
Class B Shares	$1,000	$893.10	$8.07
Class C Shares	$1,000	$893.30	$8.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$4.99
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.40	$8.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.71%
Class C Shares	1.71%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's issuer country and currency exposure composition1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Japan	24.1%	37.8%
Italy	13.1%	—
Germany	7.2%	—
United Kingdom	6.4%	9.3%
Ireland	6.0%	—
Austria	4.7%	—
France	4.7%	—
Supranational[5]	3.5%	—
Canada	3.3%	3.3%
United States[6]	3.1%	—
Australia	2.8%	2.7%
Sweden	2.8%	2.8%
Netherlands	2.5%	—
Denmark	2.2%	2.2%
Spain	2.2%	—
Norway	1.7%	1.7%
Belgium	1.0%	—
Hungary	1.0%	1.0%
Luxembourg	0.9%	—
Poland	0.6%	0.6%
Greece	0.3%	—
Ghana	0.2%	—
Angola	0.1%	—
Brazil	0.1%	—
Egypt	0.1%	—
Indonesia	0.1%	—
Mongolia	0.1%	—
Russia	0.1%	—
Turkey	0.1%	—
Euro	—	33.6%
SUB-TOTAL	95.0%	95.0%
Semi-Annual Shareholder Report

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Other Security[7]	1.2%	1.2%
Cash Equivalents[8]	0.6%	0.6%
Derivative Contracts[9,10]	(0.0)%	(0.0)%
Other Assets and Liabilities — Net[11]	3.2%	3.2%
TOTAL	100.0%	100.0%
1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Supranational consists of European Investment Banks.
6	Consists of non-U.S.-dollar denominated, fixed-income securities issued by an entity domiciled in the United States.
7	Other Security includes an Investment Fund.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
9	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
10	Represents less than 0.1%.
11	Assets, other than investments in securities, currency derivative contracts and foreign exchange contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	Bonds – 92.7%
	Australian Dollar – 2.7%
	State/Provincial – 2.7%
2,640,000	Queensland Treasury Corp., Local Gov't. Guarantee, (Series 17), 6.00%, 9/14/2017	2,269,532
	British Pound – 9.3%
	Finance — Automotive – 1.8%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,474,929
	Sovereign – 6.4%
2,000,000	United Kingdom, Government of, 4.75%, 3/7/2020	3,168,226
1,320,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	2,127,872
	TOTAL	5,296,098
	Utilities – 1.1%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	908,502
	TOTAL BRITISH POUND	7,679,529
	Canadian Dollar – 3.3%
	Sovereign – 3.3%
850,000	Canada, Government of, 4.00%, 6/1/2017	859,127
1,000,000	Canada, Government of, 4.50%, 6/1/2015	1,033,105
800,000	Canada, Government of, Bond, 4.00%, 6/1/2016	808,704
	TOTAL CANADIAN DOLLAR	2,700,936
	Danish Krone – 2.2%
	Mortgage Banks – 0.9%
4,598,827	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	789,612
	Sovereign – 1.3%
5,700,000	Denmark, Government of, 5.00%, 11/15/2013	1,060,647
	TOTAL DANISH KRONE	1,850,259
	Euro – 32.7%
	Oil & Gas – 0.9%
615,000	Gaz Capital SA, 7.80%, 9/27/2010	768,169
	Sovereign – 30.7%
1,900,000	Austria, Government of, 4.30%, 9/15/2017	2,600,581
950,000	Austria, Government of, Note, 3.80%, 10/20/2013	1,265,223
650,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	862,257
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
1,500,000		Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	1,594,547
1,500,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,803,285
1,400,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,772,987
1,525,000		Buoni Poliennali Del Tes, 4.00%, 2/1/2017	1,941,021
930,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,156,999
1,360,000		France, Government of, 4.75%, 4/25/2035	1,974,171
1,325,000		France, Government of, Bond, 4.50%, 4/25/2041	1,867,269
1,000,000	[1]	Germany, Government of, 3.75%, 1/4/2015	1,348,700
600,000		Germany, Government of, Bond, 3.25%, 7/4/2015	792,874
1,000,000		Germany, Government of, Bond, 4.75%, 7/4/2034	1,499,210
350,000		Hellenic Republic, Sr. Unsecd. Note, 4.60%, 9/20/2040	252,096
500,000		Ireland, Government of, Bond, 5.90%, 10/18/2019	661,434
1,500,000		Italy, Government of, 4.25%, 8/1/2013	1,940,125
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	1,945,095
		TOTAL	25,277,874
		Telecommunications & Cellular – 1.1%
700,000		Telecom Italia SpA, (Series EMTN), 6.25%, 2/1/2012	906,895
		TOTAL EURO	26,952,938
		Hungarian Forint – 1.0%
		Sovereign – 1.0%
180,000,000		Hungary, Government of, 8.00%, 2/12/2015	842,816
		Japanese Yen – 36.4%
		Banking – 12.3%
101,000,000		Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,123,481
300,000,000		DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	2,784,512
100,000,000		Deutsche Bahn Finance BV, (Series EMTN), 1.65%, 12/1/2014	1,131,669
90,000,000		European Investment Bank, 1.25%, 9/20/2012	1,011,978
251,500,000		European Investment Bank, 1.40%, 6/20/2017	2,861,224
109,000,000		KFW, 0.75%, 3/22/2011	1,201,574
		TOTAL	10,114,438
		Sovereign – 24.1%
312,000,000		Japan, Government of, 1.60%, 12/20/2015	3,632,472
450,000,000		Japan, Government of, 1.80%, 9/20/2016	5,311,302
290,000,000		Japan, Government of, 1.90%, 6/20/2014	3,389,121
363,900,000		Japan, Government of, 2.00%, 12/20/2024	4,145,958
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
50,000,000		Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	592,729
250,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	2,811,973
		TOTAL	19,883,555
		TOTAL JAPANESE YEN	29,997,993
		Norwegian Krone – 1.7%
		Sovereign – 1.7%
3,565,000		Norway, Government of, 6.50%, 5/15/2013	619,013
4,300,000		Norway, Government of, Bond, 5.00%, 5/15/2015	743,785
		TOTAL NORWEGIAN KRONE	1,362,798
		Polish Zloty – 0.6%
		Sovereign – 0.6%
1,600,000		Poland, Government of, Bond, 5.25%, 10/25/2017	471,352
		Swedish Krona – 2.8%
		Sovereign – 2.8%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,296,658
		TOTAL BONDS (IDENTIFIED COST $81,295,955)	76,424,811
		Governments/Agencies – 1.4%
		Japanese Yen – 1.4%
92,000,000		Republic of Italy, Sr. Unsecd. Note, 3.70%, 11/14/2016 (IDENTIFIED COST $1,158,143)	1,117,895
		Investment Fund – 1.2%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,015,192
		MUTUAL FUNDS – 1.5%;2
113,940		Federated Project and Trade Finance Core Fund	1,131,425
128,143	[3]	Prime Value Obligations Fund, Institutional Shares, 0.24%	128,143
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,267,519)	1,259,568
		TOTAL INVESTMENTS — 96.8% (IDENTIFIED COST $84,721,617)[4]	79,817,466
		OTHER ASSETS AND LIABILITIES - NET — 3.2%[5]	2,669,998
		TOTAL NET ASSETS — 100%	$82,487,464
Semi-Annual Shareholder Report

At May 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6]German Euro Bond Short Futures	20	$2,570,000	June 2010	$(144,275)

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2010	462,374 Canadian Dollar	40,000,000 Japanese Yen	$(643)
6/2/2010	2,603,825 Danish Krone	350,000 Euro	$(38)
6/2/2010	2,786,595 Norwegian Krone	350,000 Euro	$93
6/30/2010	2,250,000 Euro	$3,027,443	$(265,472)
6/30/2010	3,000,000 Euro	$3,708,810	$(26,183)
6/30/2010	3,000,000 Euro	$3,697,350	$(14,723)
7/14/2010	10,502,949 Euro	1,196,790,000 Japanese Yen	$(278,499)
7/14/2010	598,395,000 Japanese Yen	5,099,787 Euro	$325,479
7/14/2010	598,395,000 Japanese Yen	5,1447,342 Euro	$270,779
8/4/2010	3,265,000 Australian Dollar	$2,917,180	$(170,973)
Contracts Sold:
6/2/2010	47,900,000 Japanese Yen	$527,446	$551
6/30/2010	3,000,000 Euro	$3,688,950	$6,323
6/30/2010	3,000,000 Euro	$3,712,710	$30,083
8/4/2010	3,265,000 Australian Dollar	$3,009,906	$263,699
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$140,476

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated companies.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $85,042,977.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$76,424,811	$ —	$76,424,811
Governments/Agencies	—	1,117,895	—	1,117,895
Investment Fund	1,015,192	—	—	1,015,192
Mutual Funds	1,259,568	—	—	1,259,568
TOTAL SECURITIES	$2,274,760	$77,542,706	$ —	$79,817,466
OTHER FINANCIAL INSTRUMENTS*	$(144,312)	$140,513	$ —	$(3,799)
*	Other financial instruments include futures contracts and foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,259,568 of investments in affiliated issuers (Note 5) (identified cost $84,721,617)		$79,817,466
Cash denominated in foreign currency (identified cost $79,919)		76,809
Income receivable		963,369
Receivable for investments sold		1,822,920
Receivable for shares sold		54,989
Receivable for foreign exchange contracts		897,007
TOTAL ASSETS		83,632,560
Liabilities:
Payable for shares redeemed	$280,007
Payable for foreign exchange contracts	756,531
Payable for daily variation margin	3,154
Payable for transfer and dividend disbursing agent fees and expenses	34,707
Payable for distribution services fee (Note 5)	16,513
Payable for shareholder services fee (Note 5)	13,602
Accrued expenses	40,582
TOTAL LIABILITIES		1,145,096
Net assets for 7,659,481 shares outstanding		$82,487,464
Net Assets Consist of:
Paid-in capital		$88,982,158
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(4,985,464)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(2,097,965)
Undistributed net investment income		588,735
TOTAL NET ASSETS		$82,487,464
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($60,252,262 ÷ 5,553,389 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$10.85
Offering price per share (100/95.50 of $10.85)	$11.36
Redemption proceeds per share	$10.85
Class B Shares:
Net asset value per share ($7,120,797 ÷ 672,161 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share (94.50/100 of $10.59)	$10.01
Class C Shares:
Net asset value per share ($15,114,405 ÷ 1,433,931 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$10.54
Offering price per share	$10.54
Redemption proceeds per share (99.00/100 of $10.54)	$10.43

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest		$1,418,842
Dividends received from affiliated issuers (Note 5)		25,955
TOTAL INCOME		1,444,797
Expenses:
Investment adviser fee (Note 5)	$377,104
Administrative personnel and services fee (Note 5)	114,685
Custodian fees	21,705
Transfer and dividend disbursing agent fees and expenses	75,743
Directors'/Trustees' fees	2,109
Auditing fees	14,027
Legal fees	2,868
Portfolio accounting fees	33,456
Distribution services fee — Class A Shares (Note 5)	94,513
Distribution services fee — Class B Shares (Note 5)	29,623
Distribution services fee — Class C Shares (Note 5)	63,942
Shareholder services fee — Class A Shares (Note 5)	91,573
Shareholder services fee — Class B Shares (Note 5)	9,869
Shareholder services fee — Class C Shares (Note 5)	21,301
Account administration fee — Class A Shares	737
Share registration costs	26,458
Printing and postage	14,673
Insurance premiums	2,204
Taxes	3,811
Miscellaneous	2,373
Interest expense	106
TOTAL EXPENSES	1,002,880
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Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(309,951)
Waiver of administrative personnel and services fee	(21,936)
Waiver of distribution services fee — Class A Shares	(80,968)
TOTAL WAIVERS AND REIMBURSEMENT		$(412,855)
Net expenses			$590,025
Net investment income			854,772
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $(3,645) on sales of investments in an affiliated issuer (Note 5))			1,255,401
Net realized loss on futures contracts			(108,152)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(13,106,343)
Net change in unrealized depreciation of futures contracts			2,508
Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(11,956,586)
Change in net assets resulting from operations			$(11,101,814)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	YearEnded 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$854,772	$2,002,327
Net realized gain on investments, futures contracts and foreign currency transactions	1,147,249	2,451,473
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(13,103,835)	15,280,148
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,101,814)	19,733,948
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,102,758)	(3,254,732)
Class B Shares	(407,643)	(510,844)
Class C Shares	(912,061)	(746,062)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,422,462)	(4,511,638)
Share Transactions:
Proceeds from sale of shares	24,421,492	36,028,925
Net asset value of shares issued to shareholders in payment of distributions declared	4,041,731	3,521,306
Cost of shares redeemed	(34,220,632)	(56,782,638)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,757,409)	(17,232,407)
Change in net assets	(22,281,685)	(2,010,097)
Net Assets:
Beginning of period	104,769,149	106,779,246
End of period (including undistributed net investment income of $588,735 and $5,156,425, respectively)	$82,487,464	$104,769,149

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one non-diversified portfolio, Federated International Bond Fund (the “Fund”). The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to manage currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$144,275*
Foreign exchange contracts	Receivable for foreign exchange contracts	$897,007	Payable for foreign exchange contracts	$756,531
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$897,007		$900,806
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$(108,152)	$ —	$ —	$(108,152)
Foreign exchange contracts	$ —	$(56,148)	$(26,051)	$(82,199)
Total	$(108,152)	$(56,148)	$(26,051)	$(190,351)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$2,508	$ —	$2,508
Foreign exchange contracts	$ —	$(107,658)	$(107,658)
Total	$2,508	$(107,658)	$(105,150)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,980,932	$22,584,431	2,725,387	$31,344,975
Shares issued to shareholders in payment of distributions declared	266,043	3,056,837	233,418	2,595,609
Shares redeemed	(2,674,253)	(29,658,640)	(3,665,818)	(41,950,226)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(427,278)	$(4,017,372)	(707,013)	$(8,009,642)
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	95,253	$1,063,193	134,463	$1,513,175
Shares issued to shareholders in payment of distributions declared	28,069	315,771	38,976	424,838
Shares redeemed	(164,878)	(1,841,823)	(716,820)	(7,846,827)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(41,556)	$(462,859)	(543,381)	$(5,908,814)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	68,302	$773,868	278,206	$3,170,775
Shares issued to shareholders in payment of distributions declared	59,743	669,123	46,119	500,859
Shares redeemed	(246,225)	(2,720,169)	(636,233)	(6,985,585)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(118,180)	$(1,277,178)	(311,908)	$(3,313,951)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(587,014)	$(5,757,409)	(1,562,302)	$(17,232,407)

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $85,042,977. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and from futures contracts was $5,225,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $429,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,654,815.

At November 30, 2009, the Fund had a capital loss carryforward of $2,684,857 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$171,598
2014	$925,988
2015	$539,014
2016	$203,258
2017	$844,999
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $309,592 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FAS waived $21,936 of its fee. The net fee paid to FAS was 0.184% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FSC voluntarily waived $80,968 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $22,308 of fees paid by the Fund.

Semi-Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $2,918 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,303 of Service Fees for the six months ended May 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.71% and 1.71% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $359. Transactions with the affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Federated Project and Trade Finance Core Fund	150,887	73,053	110,000	113,940	$1,131,425	$25,398
Prime Value Obligations Fund, Institutional Shares	627,021	20,458,763	20,957,641	128,143	128,143	557
TOTAL OF AFFILIATED TRANSACTIONS	777,908	20,531,816	21,067,641	242,083	$1,259,568	$25,955

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$19,532,703
Sales	$31,102,918

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

Semi-Annual Shareholder Report

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated International Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated International Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

2061602 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010